Deferred Income Tax - Summary of Deductible and Taxable Temporary Differences in Deferred Tax (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax liabilities	$ 2,734	$ 2,613
Deferred tax assets	(109)	(129)
Net deferred income tax liability	2,625	2,484	$ 2,551
Deferred income tax assets (deductible temporary differences)
Deficits on Group retirement benefit schemes	98	128
Revaluation of derivative financial instruments to fair value	4	8
Tax loss carryforwards (primarily income tax losses)	93	176
Share-based payment expense	54	41
Provisions for liabilities and working capital-related items	446	402
Lease liabilities	335	330
Other deductible temporary differences	87	59
Total	$ 1,117	$ 1,144